VARIABLE INTEREST ENTITIES (Details) $ in Thousands	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 22, 2013 facility
Variable interest entities
Accounts receivable	$ 3,327	$ 8,805	$ 24,294
Other assets	3,855	1,996	590
Accounts payable	4,041	8,741	16,434
Accrued expenses	4,278	3,125	15,653
Liabilities of variable interest entity held for sale	$ 32,036	958	5,197
Noncontrolling interest		$ 0	$ (2,440)
Riverchase Village ADK LLC | Riverchase Village Facility
Variable interest entities
Capacity of assisted living facility (in numbers of bed) | facility				105